Stock Incentive and Employee Benefit Plans (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2020	May 31, 2019	Mar. 31, 2019	Mar. 17, 2019	Dec. 31, 2018
Compensation And Employee Benefit Plans [Line Items]
Share based compensation arrangement,Options outstanding					28,163,510
Share based compensation arrangement,Options outstanding		30,804,000	25,159,760		28,163,000	30,804,000	25,411,000					4,781,000
Total unrecognized compensation costs			$ 3.9		$ 8.8
Weighted average period			1 year 4 months 24 days		1 year 9 months 18 days
Fair value per share of common stock on date of grant		$ 1.16				$ 1.16	$ 1.16	$ 1.16	$ 1.16	$ 1.16	$ 1.16
Share-Based Payment Arrangement, Option [Member]
Compensation And Employee Benefit Plans [Line Items]
Payment to employees			$ 0.3	$ 0.2
401(k) Plan [Member]
Compensation And Employee Benefit Plans [Line Items]
Defined contribution plan matching contribution amount					$ 0.3	$ 0.3	$ 0.3
Operating Expenses [Member]
Compensation And Employee Benefit Plans [Line Items]
Stock based compensation expense			$ 4.0	$ 4.4	$ 5.8	$ 5.4	$ 4.3
Scilex Pharma 2017 Plan [Member]
Compensation And Employee Benefit Plans [Line Items]
Number of shares reserved for issuance under plan	24,000,000
Share based compensation arrangement,vesting rights	Stock options granted under the Scilex Pharma 2017 Plan typically vest 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining options vest each month thereafter.
Share based compensation arrangement,Options outstanding			1,105,000		1,420,000
2019 Stock Option Plan [Member]
Compensation And Employee Benefit Plans [Line Items]
Number of shares reserved for issuance under plan		45,000,000				45,000,000	30,000,000
Share based compensation arrangement,vesting rights		Stock options granted under the 2019 Stock Option Plan typically vest with respect to 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining shares on each monthly anniversary thereafter.	20,945,240		18,256,490	Stock options granted under the 2019 Stock Option Plan typically vest with respect to 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining shares on each monthly anniversary thereafter.
Share based compensation arrangement,Options outstanding			24,054,760		26,743,510
Amendment to 2019 Stock Option Plan [Member]
Compensation And Employee Benefit Plans [Line Items]
Number of shares reserved for issuance under plan		15,000,000				15,000,000